Class I,A,L,IS Prospectus | High Yield Portfolio
High Yield Portfolio

Prospectus Supplement

December 22, 2015

Morgan Stanley Institutional Fund Trust

Supplement dated December 22, 2015 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 30, 2015

High Yield Portfolio
(the "Portfolio")

The total expense ratio caps of Class I, Class A, Class L and Class IS shares of the Portfolio have been decreased, effective January 4, 2016. Accordingly, effective January 4, 2016, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—High Yield Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class I,A,L,IS Prospectus - High Yield Portfolio		Class I	Class A	Class L	Class IS
Advisory Fee		0.60%	0.60%	0.60%	0.60%
Distribution and/or Shareholder Service (12b-1) Fee		none	0.25%	0.50%	none
Other Expenses		1.25%	1.21%	1.42%	15.10%
Total Annual Portfolio Operating Expenses	[1]	1.85%	2.06%	2.52%	15.70%
Fee Waiver and/or Expense Reimbursement	[1]	1.20%	1.13%	1.27%	15.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.65%	0.93%	1.25%	0.62%
[1]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) will not exceed 0.65% for Class I, 1.00% for Class A, 1.25% for Class L and 0.62% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Example information under the section of the Prospectus entitled "Portfolio Summary—High Yield Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class I,A,L,IS Prospectus - High Yield Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	66	208	362	810
Class A	516	709	918	1,519
Class L	127	397	686	1,511
Class IS	63	199	346	774

The second footnote following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—High Yield Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) will not exceed 0.65% for Class I, 1.00% for Class A, 1.25% for Class L and 0.62% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Please retain this supplement for future reference.

  IFTFISPT-1215